RETIREMENT AND POSTRETIREMENT BENEFITS (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Average rate of return on pension plan assets (as a percent)	6.00%
Pension Plans
Net Benefit Costs Recognized
Benefits earned during the year	84	61	48
Interest cost on projected benefit obligations	74	73	72
Expected return on plan assets	(93)	(92)	(80)
Amortization of prior service costs	2	2	2
Amortization of actuarial loss	51	25	19
Net defined benefit costs on an accrual basis	118	69	61
Defined contribution benefit costs	4	4	5
Net benefit cost recognized in the Consolidated Statements of Earnings	122	73	66
Net amount recognized in OCI
Net actuarial loss/(gain)	42	172	35
Total amount recognized in OCI	42	172	35
Total amount recognized in Comprehensive income	164	245	101
Amount included in AOCI
Unamortized actuarial losses included in AOCI	388	346
Amount reclassified into earnings in the next twelve months
Actuarial Loss	24
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Discount rate (as a percent)	4.50%	5.60%	6.50%
Average rate of return on pension plan assets (as a percent)	7.10%	7.30%	7.30%
Average rate of salary increases (as a percent)	3.50%	3.50%	3.70%
Other Postretirement Plans
Net Benefit Costs Recognized
Benefits earned during the year	8	6	5
Interest cost on projected benefit obligations	10	11	11
Expected return on plan assets	(3)	(3)	(2)
Amortization of prior service costs		1
Amortization of actuarial loss	2	1	1
Net defined benefit costs on an accrual basis	17	16	15
Net benefit cost recognized in the Consolidated Statements of Earnings	17	16	15
Net amount recognized in OCI
Net actuarial loss/(gain)	10	29	11
Net prior service cost/(credit)		(1)	6
Total amount recognized in OCI	10	28	17
Total amount recognized in Comprehensive income	27	44	32
Amount included in AOCI
Unamortized actuarial losses included in AOCI	60	51
Unamortized prior service costs included in AOCI	4	5
Amount reclassified into earnings in the next twelve months
Actuarial Loss	2
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Discount rate (as a percent)	4.40%	5.60%	6.30%
Average rate of return on pension plan assets (as a percent)	6.00%	6.00%	6.00%